Property and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property and equipment
Summary of property and equipment

	Leasehold	Medical	Office	Furniture and
	improvements	equipment	equipment	vehicles	CIP	Total
At 1 January 2020
(Successor)
Cost, net of accumulated depreciation prior to the Closing Date	1,518,694	359,540	56,087	20,012	15,724	1,970,057
Accumulated depreciation after the Closing Date	(4,534)	(1,313)	(1,110)	(319)	—	(7,276)

Net carrying amount	1,514,160	358,227	54,977	19,693	15,724	1,962,781

At 1 January 2020, net of accumulated depreciation	1,514,160	358,227	54,977	19,693	15,724	1,962,781
Additions	9,220	28,207	10,704	2,138	207,133	257,402
Acquisition of a subsidiary (Note23)	2,959	2,303	157	—	—	5,419
Transfers	6,007	1,000	10	42	(7,059)	—
Disposals	(797)	(1,023)	(562)	(14)	(368)	(2,764)
Disposal of subsidiaries	—	(429)	(16)	(14)	—	(459)
Depreciation	(126,513)	(49,865)	(23,910)	(7,187)	—	(207,475)
At 31 December 2020, net of accumulated depreciation	1,405,036	338,420	41,360	14,658	215,430	2,014,904

At 31 December 2020
(Successor)
Cost, net of accumulated depreciation prior to the Closing Date	1,533,894	388,659	65,961	21,988	215,430	2,225,932
Accumulated depreciation after the Closing Date	(128,858)	(50,239)	(24,601)	(7,330)	—	(211,028)

Net carrying amount	1,405,036	338,420	41,360	14,658	215,430	2,014,904

	Leasehold	Medical	Office	Furniture and
	improvements	equipment	equipment	vehicles	CIP	Total
At 1 January 2019
(Predecessor)
Cost	1,434,467	615,530	96,493	31,882	394,405	2,572,777
Accumulated depreciation	(378,094)	(225,699)	(55,778)	(18,281)	—	(677,852)

Net carrying amount	1,056,373	389,831	40,715	13,601	394,405	1,894,925

At 31 December 2018 and 1 January 2019, net of accumulated depreciation	1,056,373	389,831	40,715	13,601	394,405	1,894,925
Additions	18,030	77,495	18,835	955	68,646	183,961
Elimination of Predecessor fair value adjustment arising from the acquisition of Chindex in 2014	7,617	—	(374)	—	—	7,243
Fair value adjustment arising from the Business Combination	91,610	(47,632)	13,952	6,669	—	64,599
Transfers	443,089	42	1,038	3,158	(447,327)	—
Disposals	(343)	(1,594)	(443)	(18)	—	(2,398)
Depreciation	(102,216)	(59,915)	(18,746)	(4,672)	—	(185,549)
At 31 December 2019, net of accumulated depreciation	1,514,160	358,227	54,977	19,693	15,724	1,962,781

At 31 December 2019
(Successor)
Cost, net of accumulated depreciation prior to the Closing Date	1,518,694	359,540	56,087	20,012	15,724	1,970,057
Accumulated depreciation after the Closing Date	(4,534)	(1,313)	(1,110)	(319)	—	(7,276)

Net carrying amount	1,514,160	358,227	54,977	19,693	15,724	1,962,781